PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

E.	PROPERTY, PLANT AND EQUIPMENT

The following table sets forth our property, plant and equipment for our continuing operations by property type, for the periods indicated:

	Estimated Useful Lives (Years)	December 31, 2013	December 31, 2012
		(Thousands of dollars)
Non-Regulated
Gathering pipelines and related equipment	5 to 40	$2,173,271	$1,638,037
Processing and fractionation and related equipment	5 to 40	2,295,983	1,625,146
Storage and related equipment	5 to 54	362,704	335,237
Transmission pipelines and related equipment	5 to 54	302,718	311,038
General plant and other	2 to 60	314,919	272,877
Construction work in process	—	1,085,185	867,984
Regulated
Storage and related equipment	5 to 54	135,922	136,938
Natural gas transmission pipelines and related equipment	5 to 77	1,420,517	1,394,653
Natural gas liquids transmission pipelines and related equipment	5 to 80	2,049,461	1,490,511
General plant and other	2 to 53	53,315	53,552
Construction work in process	—	776,261	662,862
Property, plant and equipment		10,970,256	8,788,835
Accumulated depreciation and amortization - non-regulated		(1,090,268)	(947,656)
Accumulated depreciation and amortization - regulated		(648,034)	(576,584)
Net property, plant and equipment		$9,231,954	$7,264,595

The average depreciation rates for our regulated property are set forth, by segment, in the following table for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Natural Gas Pipelines	2.2%	2.2%	2.2%
Natural Gas Liquids	2.0%	1.9%	1.9%

We and ONEOK Partners incurred liabilities for construction work in process that had not been paid at December 31, 2013, 2012 and 2011 of $237.2 million, $228.5 million and $155.7 million, respectively. Such amounts are not included in capital expenditures (less allowance for equity funds used during construction) on the Consolidated Statements of Cash Flows.